Submission	Jul. 23, 2026
Submission [Line Items]
Central Index Key	0001236275
Registrant Name	QXO, Inc.
Registration File Number	333-281084
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES